Stable Value Fund	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Nonparticipant-Directed Investment [Line Items]
Stable Value Fund	Stable Value Fund
The Prudential Stable Value Fund is a stable value fund that invests in group annuity contracts (a Synthetic Guaranteed Investment Contract or “GIC”) issued by the Prudential Insurance Company of America (“PICA”) and the Prudential Core Conservative Intermediate Bond Fund, a fixed income common trust. The objective of the fund is to provide a guaranteed and stable return to investors. The Synthetic GIC held by the Plan includes a “wrapper” contract that provides a guaranteed interest crediting rate, which is reset quarterly and cannot fall below 0%.
The Plan's investment in the Prudential Stable Value Fund is fully benefit-responsive and is therefore presented in the Statements of Net Assets Available for Benefits at contract value. Contract value represents participant contributions, accreted by the applicable interest crediting rate and reduced by withdrawals and fund management fees. Contract value is also indicative of fair value because it represents the amount that the participant would transact at under the terms of the Plan. There are no required redemption notice periods or restrictions as investments can be liquidated immediately at current market value.
Certain events may limit the ability of the Plan to transact at contract value and are contract specific. Examples of such events include the following: (1) announcement of the Company's intention to terminate the Plan, (2) announcement of the Company's intention to merge or consolidate the Plan with another tax qualified plan, and (3) determination by the Internal Revenue Service that the Plan does not meet the requirements of a qualified program under Section 401(a) of the Code. No events are probable of occurring that may limit the ability of the Plan to transact at contract value with the contract issuers and that also would limit the ability of the Plan to transact at contract value with the participants.
In addition, certain events may allow the issuer to terminate the contracts with the Plan and settle at an amount different from contract value. Such events are contract specific and include the following: (1) a material breach of the contract provisions and (2) a breach of the Plan's investment guidelines, including prohibition on competing investments, that has not been remediated.